Events after reporting period (Details)	Mar. 26, 2022 USD ($) tranche facility shares	Mar. 29, 2022 USD ($)
Entering into borrowing commitments
Disclosure of detailed information about borrowings [line items]
Number of loan facilities | facility	2
Entering Into Partnership | Related to research and development expenses
Disclosure of detailed information about borrowings [line items]
Consideration receivable partnership agreement		$ 5,000,000
Entering Into Partnership | License fee
Disclosure of detailed information about borrowings [line items]
Consideration receivable partnership agreement		25,000,000
Entering Into Partnership | Cost-sharing, milestones reached and royalties
Disclosure of detailed information about borrowings [line items]
Consideration receivable partnership agreement		$ 170,000,000
the Loan | Entering into borrowing commitments
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 75,000,000
Undrawn borrowing facilities	65,000,000
Debt issuance cost	$ 750,000
Warrant to purchase shares (in shares) | shares	324,190
Warrant to purchase shares, value of shares	$ 1,000,000
Warrant to purchase shares, maximum exercise term	7 years
the Loan , Convertible Line | Entering into borrowing commitments
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 18,750,000
Borrowings, interest rate	7.45%
Share premium percentage in determining share price	130.00%
the Loan , Term Loan | Entering into borrowing commitments
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 56,250,000
Number of borrowing facility tranches | tranche	3
Maximum debt-to-market-cap ratio	25.00%
Borrowings, interest rate	8.95%
the Loan, Term Loan, Loan A1 | Entering into borrowing commitments
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 22,500,000
the Loan, Term Loan, Loan A2 | Entering into borrowing commitments
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	15,000,000
the Loan, Term Loan, Loan B | Entering into borrowing commitments
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	18,750,000
Minimum equity, subordinated convertible debt or other non-dilutive funds to be raised	$ 80,000,000